Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets	12 Months Ended
Dec. 31, 2022
Trademark [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets [Line Items]
Intangible assets estimated useful lives	10 years
Patent [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets [Line Items]
Intangible assets estimated useful lives	10 years
Copyright [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets [Line Items]
Intangible assets estimated useful lives	10 years
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets [Line Items]
Intangible assets estimated useful lives	3 years
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets [Line Items]
Intangible assets estimated useful lives	10 years
Licenses acquired [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated economic life of the intangible assets [Line Items]
Intangible assets estimated useful lives	3 years